Selected Statements of Comprehensive Income Data (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Commercial activities:
Total commercial expenses, net	$ 4,692
Salaries and social benefits [Member]
Commercial activities:
Total commercial expenses, net	1,559
Share-based payment [Member]
Commercial activities:
Total commercial expenses, net	879
Proffesional Services [Member]
Commercial activities:
Total commercial expenses, net	2,075
Other [Member]
Commercial activities:
Total commercial expenses, net	$ 179